Financing Arrangements - Credit Facilities (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Mar. 01, 2016 USD ($)
Other borrowings
Financing Arrangements
Amount outstanding under credit facilities			$ 1,700,000,000
Revolving Credit Facility
Financing Arrangements
Maximum borrowing capacity | €		€ 125,000,000
Committed credit line | Other borrowings
Financing Arrangements
Maximum borrowing capacity			3,500,000,000
Committed credit line | Other borrowings | $1.7 billion Revolving Loan and Letter of Credit Facility
Financing Arrangements
Maximum borrowing capacity			1,700,000,000	$ 1,700,000,000
Maximum borrowing capacity additional amount, subject to certain conditions	$ 500,000,000
Committed credit line | Other borrowings | $1.7 billion Revolving Loan and Letter of Credit Facility | Maximum
Financing Arrangements
Ratio of consolidated debt to tangible net worth (as a percent)	100.00%
Committed credit line | Other borrowings | $1.7 billion Revolving Loan and Letter of Credit Facility | Maximum | Subsidiaries
Financing Arrangements
Aggregate amount of debt		750,000,000	750,000,000
Committed credit line | Other borrowings | $1.8 billion Revolving Loan and Letter of Credit Facility
Financing Arrangements
Maximum borrowing capacity			1,800,000,000
Maximum borrowing capacity additional amount, subject to certain conditions	$ 500,000,000
Committed credit line | Other borrowings | $1.8 billion Revolving Loan and Letter of Credit Facility | Maximum
Financing Arrangements
Ratio of consolidated debt to tangible net worth (as a percent)	100.00%
Committed credit line | Other borrowings | $1.8 billion Revolving Loan and Letter of Credit Facility | Maximum | Subsidiaries
Financing Arrangements
Aggregate amount of debt		€ 750,000,000	750,000,000
Committed credit line | Revolving Credit Facility
Financing Arrangements
Maximum borrowing capacity			$ 1,750,000,000